FEDERAL AND STATE INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of provision (benefit) for income taxes

The provision (benefit) for income taxes at December 31, 2018, and December 31, 2017 consisted of:

	December 31, 2018	December 31, 2017
State income tax:
Current, net of refund	$12,391	$1,670
Federal income tax:
Deferred	23,141	(47,327)
Current	230,848	448,220
Total	$266,380	$402,563

Schedule of reconciliation of income taxes

The reconciliation of income taxes shown in the financial statements and amounts computed by applying the Federal expected tax rate of 21% for fiscal year 2018 and 34% for fiscal year 2017 is as follows:

	December 31, 2018	December 31, 2017

Income before tax	$1,176,950	$1,307,520
Computed expected tax	$247,160	$444,557
State income and franchise tax	12,391	1,670
Reduction in deferred tax from change in tax rate	—	(13,420)
Other	6,829	(30,244)
Provision for taxes	$266,380	$402,563

Schedule of component of deferred tax liabilities

The components of deferred tax assets/(liabilities) at December 31, 2018, and December 31, 2017, respectively, are as follows:

	December 31, 2018	December 31, 2017

Deferred compensation cost	$79,632	$33,987
Depreciation and amortization	(79,640)	(69,550)
Allowance for bad debts and other	1,474	13,888
Deferred tax asset/(liabilities)	$1,466	$(21,675)